Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,699,587
Maximum Aggregate Offering Price	$ 170,710,701.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,575.15
Offering Note

(1)
Represents the estimated maximum number of shares of common stock, par value $0.01 (“Banner common stock”), of Banner Corporation (“Banner”) that may be issued by Banner upon the completion of the merger pursuant to that certain Agreement and Plan of Merger, dated as of April 30, 2026, by and between Banner and Pacific Financial Corporation (“Pacific Financial”), calculated by multiplying (i) 10,252,895, the estimated maximum number of shares of Pacific Financial common stock, par value $1.00 per share (“Pacific Financial common stock”) to be exchanged or cancelled upon completion of the merger by (ii) the exchange ratio of 0.2633 shares of Banner common stock for each share of Pacific Financial common stock, as described in the Registration Statement on Form S-4 to which this exhibit is attached.

The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act and calculated by multiplying (i) 10,252,895, the estimated maximum number of shares of Pacific Financial common stock to be exchanged or cancelled upon completion of the merger by (ii) $16.65, the average of the high and low sales prices for shares of Pacific Financial common stock as reported on the OTCQX on June 1, 2026, which is a date within five business days prior to the filing of such Registration Statement on Form S-4.